Annual Total Returns[BarChart] - Direxion Daily MSCI India Bull 2X Shares - Direxion Daily MSCI India Bull 2X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(67.46%)	22.53%	(31.74%)	46.07%	(33.33%)	(15.90%)	128.22%	(33.91%)	2.26%	(36.41%)